As filed with the Securities and Exchange	Registration No. 333-47527
Commission on September 28, 2004

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. _____	[ ]
Post-Effective Amendment No. 8	[X]

AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
(Check appropriate box or boxes.)

ReliaStar Life Insurance Company of New York Variable Life Separate Account I
(Exact Name of Registrant)

ReliaStar Life Insurance Company of New York
(Name of Depositor)

1000 Woodbury Road.
Woodbury, NY 11797
(Address of Depositor's Principal Executive Offices) (Zip Code)

1-800-233-1351
(Depositor's Telephone Number, including Area Code)
J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
(Name and Address of Agent for Service)

Jeffery R. Berry, Chief Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Approximate date of proposed public offering: Continuous.

It is proposed that this filing will become effective (check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	on October 1, 2004 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
Effective amendment.

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus, dated May 1, 2004, is incorporated into Part A of this Post-Effective Amendment No. 8 to Registration Statement on Form N-6 (File No. 333-47527) by reference to Registrant's filings under Rules 497(c), as filed on May 3, 2004; and 497(e), as filed on May 4, 2004, August 4, 2004, and August 18, 2004.

VARIABLE ESTATE DESIGNSM

A SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
issued by
ReliaStar Life Insurance Company of New York
and its
ReliaStar Life Insurance Company of New York Variable Life Separate Account I

Supplement dated October 1, 2004, to the Prospectus dated May 1, 2004

This supplement amends certain information contained in the prospectus dated May 1, 2004, as amended on May 4, 2004, August 4, 2004, and August 18, 2004. Please read it carefully and keep it with your prospectus for future reference.

______________________________________________________________________

Fund Additions. Effective October 1, 2004, the following funds are added as available variable investment options under the policy:
ING VP Strategic Allocation Balanced Portfolio (Class I Shares)
ING VP Strategic Allocation Growth Portfolio (Class I Shares)
ING VP Strategic Allocation Income Portfolio (Class I Shares)

More information about these new funds is contained in the tables below.

The following information is added to the Fund Expense Table beginning on page 12 of the prospectus:

Fund Name	Management Fees	Distribution (12b-1) Fees	Other Expenses	Total Gross Annual Fund Expenses	Fees and Expenses Waived or Reimbursed	Total Net Annual Fund Expenses
ING VP Strategic Allocation Balanced Portfolio (Class I) [27,28]	0.60%	--	0.14%	0.74%	--	0.74%
ING VP Strategic Allocation Growth Portfolio (Class I) [27,28]	0.60%	--	0.15%	0.75%	--	0.75%
ING VP Strategic Allocation Income Portfolio (Class I) [27,28]	0.60%	--	0.14%	0.74%	--	0.74%

[27]

The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

[28]

ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.04% for the ING Strategic Allocation Balanced Portfolio and 0.09% for the ING Strategic Allocation Income Portfolio. Including these waivers and/or reimbursements, the "Total Net Annual Fund Expenses" would have been 0.70% for the ING Strategic Allocation Balanced Portfolio and 0.65% for the ING Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

133733	Page 1of 2	October 2004

The following information is added to Appendix B of the prospectus:
Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING VP Strategic Allocation Balanced Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
ING VP Strategic Allocation Growth Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Seeks to provide capital appreciation.
ING VP Strategic Allocation Income Portfolio (Class I Shares)	Investment Adviser: ING Investments, LLC Sub-Adviser: ING Investment Management Co.	Seeks to provide total return consistent with preservation of capital.

Information about the ING UBS U.S. Allocation Portfolio is to be amended as follows:

Effective November 8, 2004, ING UBS U.S. Allocation Portfolio will be renamed ING Van Kampen Equity and Income Portfolio and Morgan Stanley Investment Management, Inc. (d/b/a Van Kampen) will replace UBS Global Asset Management (US) Inc. as sub-adviser. Accordingly, all references to ING UBS U.S. Allocation Portfolio (Initial Class) are to be replaced with ING Van Kampen Equity and Income Portfolio (Initial Class) and Appendix B of the prospectus is to be revised to reflect the new sub-advisory arrangement.

Effective December 1, 2004, the Management Fees and Other Expenses for the Portfolio will be reduced to 0.55% and 0.02%, respectively. The Fund Expense Table beginning on Page 12 of the prospectus is to be revised to reflect these reductions.

133733	Page 2 of 2	October 2004

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, dated May 1, 2004, is incorporated into Part B of this Post-Effective Amendment No. 8 to Registration Statement on Form N-6 (File No. 333-47527) by reference to Registrant's filings under Rule 497(c) as filed on May 3, 2004.

PART C
OTHER INFORMATION

Item 26	Exhibits

(a)	(1)

Resolution of Board of Directors of ReliaStar Life Insurance Company of New York establishing the ReliaStar Life Insurance Company of New York Variable Life Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

Resolution of Board of Directors of ReliaStar Life Insurance Company of New York changing the name of ReliaStar Life Insurance Company of New York Separate Account I. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-47257, as filed on March 6, 1998.)

(b)	Not Applicable.
(c)	(1)

Amendment to Distribution Services Agreement dated March 7, 2002, by and between ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(2)

Distribution Agreement, dated as of August 1, 2004, between ReliaStar Life Insurance Company of New York and ING America Equities, Inc. (Incorporated by reference to Post Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

	(3)	Specimens of WSSI Selling Agreements. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)
(4)

Specimen of ING America Equities, Inc. Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18. 2002.)

(d)	(1)

Form of Policy Available (together with available Policy riders). (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-47527, as filed on April 16, 1999.)

	(2)	Policy Illustration. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-47527, as filed on April 19, 2002.)
(e)	(1)	Policy Application Form. (Incorporated by reference to Initial Registration to Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
	(2)	Supplement to Policy Application Form. (Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 7, 2000.)
(f)	(1)

Amended Charter of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement to Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

	(2)	Amended By-Laws of ReliaStar Life Insurance Company of New York. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-47527, as filed on March 6, 1998.)
(g)	Not Applicable.
(h)	(1)	(a)

Participation Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company of New York, on behalf of itself and its separate account, A I M Variable Insurance Funds, Inc., A I M Distributors, Inc. and Washington Square Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 12, 2004.)

(b)

Administrative Services Agreement dated as of March 27, 2000 by and between ReliaStar Life Insurance Company, Northern Life Insurance Company, ReliaStar Life Insurance Company of New York and A I M Advisers, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No.333-105319, as filed on November 24, 2003.)

	(2)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), The Alger American Fund and Fred Alger and Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment No. 1, dated as of March 28, 2000, to Participation Agreement by and among ReliaStar Life Insurance Company of New York, The Alger American Fund and Fred Alger & Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Service Agreement dated as of August 8, 1997 between ReliaStar Bankers Security Life Insurance Company (to be renamed ReliaStar Life Insurance Company of New York) and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

	(3)	(a)

Fund Participation Agreement among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

(b)

Business Agreement by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company. (Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6, File Number 333-105319, as filed on July 17, 2003.)

	(4)	(a)

Participation Agreement dated as of March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(b)

Amendment No. 1 to Participation Agreement by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(d)

Amendment No. 3 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment No. 5 to Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(g)

Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(h)

Participation Agreement dated March 9, 1995 by and among Bankers Security Life Insurance Society (renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Registration Statement to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(i)

Amendment No. 1 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(j)

Amendment No. 2 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47527, as filed on March 6, 1998.)

(k)

Amendment No. 3 to Participation Agreement by and among ReliaStar Bankers Security Life Insurance Company (formerly Bankers Security Life Insurance Society and renamed ReliaStar Life Insurance Company of New York), Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(l)

Amendment No. 4 to Participation Agreement by and among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(m)

Amendment No. 5 to Participation Agreement among ReliaStar Life Insurance Company of New York and Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(n)

Amendment dated April 5, 2002 to the Participation Agreement dated March 9, 1995 among ReliaStar Life Insurance Company of New York, Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 33-52358, as filed on April 18, 2002.)

(o)

Amendment dated as of May 5, 2003 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Variable Insurance Product Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(p)

Form of Service Contract with Fidelity Distributors Corporation. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, File Number 333-19123, as filed on May 9, 1997.)

(q)

Form of Service Agreement with Fidelity Investments Institutional Operations Company, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File Number 333-19123, as filed on May 9, 1997.)

	(5)	(a)

Participation Agreement dated as of May 1, 2002 by and among ING VP Bond Portfolio and ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(6)	(a) Form of Participation Agreement by and among ReliaStar Life Insurance Company of New York, the GCG Trust and Directed Services, Inc.
	(7)	(a)

Participation Agreement dated as of December 6, 2001 by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(b)

Amendment dated as of March 13, 2002 to Participation Agreement by and among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, Aetna Investment Services, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(c)

Amendment dated as of May 1, 2003 to Participation Agreement dated as of December 6, 2001 by and among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

(d)

Service Agreement effective as of December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company of New York on behalf of ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(e)

Shareholder Servicing Agreement (Service Class Shares) dated as of December 6, 2002 by and between ReliaStar Life Insurance Company of New York and Portfolio Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment dated as of May 1, 2003 to Shareholder Servicing Agreement dated December 6, 2001 by and between ReliaStar Life Insurance Company of New York and ING Partners, Inc. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-6, File No. 333-52358, as filed on April 16, 2003.)

	(8)	(a)

Participation Agreement dated as of May 1, 2002 by and among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company of New York and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(9)	(a)

Participation Agreement dated as of May 1, 2001 by and between ReliaStar Life Insurance Company of New York, Pilgrim Variable Products Trust and Pilgrim Securities, Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment dated as of August 30, 2002 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

(c)

Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, File No. 333-52358, as filed on April 18, 2002.)

(d)

Amendment dated as of August 30, 2002 to Administrative and Shareholder Services Agreement between ReliaStar Life Insurance Company of New York and ING Funds Services, LLC. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(10)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(b)

Amendment dated as of October 8, 1998 to Participation Agreement by and between ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Security Life Insurance Company) and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment dated as of January 6,1999 to Participation Agreement by and between ReliaStar Life Insurance Company of New York and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Letter Agreement dated August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company) and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(e)

Amendment, dated as of October 8, 1998, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(f)

Amendment, effective July 1, 2001, to Letter Agreement dated August 8, 1997 by and among Janus Capital Corporation and ReliaStar Life Insurance Company of New York. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6, as filed on April 18, 2002.)

	(11)	(a)

Participation Agreement dated as of August 8, 1997 by and between ReliaStar Banker's Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), Neuberger&Berman Advisers Management Trust, Advisers Managers Trust and Neuberger&Berman Management Incorporated. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

Amendment No. 1 dated as of February 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 9, 1999.)

(c)

Addendum dated as of May 1, 2000 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Letter Agreement dated as of August 8, 1997 by and between ReliaStar Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York) and Neuberger Berman Management Incorporated. (Incorporated by reference to Pose-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(12)	(a)

Participation Agreement by and between ReliaStar's Bankers Security Life Insurance Company (renamed ReliaStar Life Insurance Company of New York), OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

(b)

Amendment No. 1 to Participation Agreement by and between ReliaStar Life Insurance Company of New York, OCC Accumulation Trust and OCC Distributors. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-6, File No. 333-19123, as filed on April l9, 1999.)

(c)

Letter Agreement dated August 8, 1997 by and between ReliaStar Life Insurance Company of New York and OpCap Advisers. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form S-6, File No. 333-19123, as filed on August 4, 1997.)

	(13)	(a)

Participation Agreement dated as of April 30, 2002 by and among Pioneer Variable Contracts Trust, ReliaStar Life Insurance Company of New York, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-6, File No. 333-52358, as filed on February 21, 2003.)

	(14)	(a)

Participation Agreement dated as of January 8, 1997 by and amont Putnam Variable Trust (formerly known as Putnam Capital Manager Trust) and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6EL24/A, as filed on May 9, 1997.)

(b)

Amendment No. 1 dated as of March 3, 1998 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(c)

Amendment No. 2 dated as of March 1, 1999 to Participation Agreement by and among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-6, File No.333-52358, as filed on April 12, 2004.)

(d)

Amendment No. 3 dated as of March 30, 2001 to Participation Agreement among ReliaStar Life Insurance Company of New York, Putnam Variable Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form S-6, File No. 333-19123, as filed on April 20, 2001.)

(i)	(1)

Management Services Agreement by and between ReliaStar Life Insurance Company (formerly known as Northwestern National Life Insurance Company) and Bankers Security Life Insurance Company. (Incorporated by reference to Registration Statement on Form S-6, File No. 333-19123, as filed on December 31, 1996.)

(2)

Form of Asset Management Agreement between ReliaStar Life Insurance Company of New York and ING Investment Management LLC. (Incorporated by reference to Initial Registration on Form N-4, File No. 333-85613, as filed on April 5, 2002.)

(j)	Not Applicable
(k)	Opinion and Consent of Counsel. (Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-6, File No. 333-47527, as filed on April 12, 2004.)
(l)	Not Applicable.
(m)	Not Applicable.
(n)	Consent of Independent Registered Public Accounting Firm.
(o)	All financial statements are included in the Statement of Additional Information, as indicated therein.
(p)	Not Applicable.
(q)	Not Applicable.
(r)	Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-105479), as filed on July 28, 2004.)
Item 27	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
James R. Gelder, 20 Washington Avenue S, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Brian D. Comer, 151 Farmington Avenue, Hartford, CT 06156	Director and Senior Vice President
R. Michael Conley*	Director
Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Ulric S. Haynes, Jr.*	Director
Audrey R. Kavanagh, 100 Washington Square, Minneapolis, MN 55401	Director
James F. Lille*	Director
Gregory McGreevey, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director and Vice President, Investments
Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380	Director and Senior Vice President
Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director
Charles B. Updike, Schoeman, Updike & Kaufman, 60 East 42nd Street, New York, NY 10165	Director
Ross M. Weale, Putnam County Economic Development Corporation, 34 Gleneida Avenue, Carmel, NY 10512	Director
David Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Director, Senior Vice President and Chief Financial Officer
Michael L. Emerson, 20 Washington Avenue S, Minneapolis, MN 55401	President, ING Re, Group Reinsurance
William D. Bonneville, 1000 Woodbury Road, Woodbury, NY 11797	Executive Vice President and Chief Administrative Officer
Robert L. Francis, 6140 Stonehedge Mall Road, Suite 375, Pleasanton, CA 94588	Senior Vice President
Shaun P. Matthews, 151 Farmington Avenue, Hartford, CT 06156	Senior Vice President
James R. McInnis, 1475 Dunwoody Drive, West Chester, PA 19380	Senior Vice President
Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Senior Vice President, Tax
Carol S. Stern, 1501 M Street, N.W., Suite 430, Washington, DC 20005	Vice President, Chief Compliance Officer and Assistant Secretary
Roger W. Fisher, 5780 Powers Ferry Road, NW., Atlanta, GA 30327	Vice President and Chief Accounting Officer
Kimberly Curley, 1290 Broadway, Denver CO 80203	Vice President and Illustration Actuary
John D. Currier, 1475 Dunwoody Drive, West Chester, PA 19380	Vice President and Illustration Actuary
David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327	Vice President and Treasurer
Craig A. Krogstad, 111 Washington Avenue S, Minneapolis, MN 55401	Vice President and Actuary
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Laurie M. Tillinghast, 151 Farmington Avenue, Hartford, CT 06156	Vice President
John F. Todd, 151 Farmington Avenue, Hartford, CT 06156	General Counsel
Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401	Secretary
*	These Directors and Officers do not have a business address.4
Item 28	Persons Controlled by or Under Common Control with the Depositor or the Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 for Separate Account B of ING USA Annuity and Life Insurance Company (File No. 333-90516), as filed on April 9, 2004.

Item 29	Indemnification

ReliaStar Life Insurance Company of New York indemnifies, to the full extent permitted by the laws of the State of New York, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by reason of the fact that he is or was a director, officer or employee of ReliaStar Life Insurance Company of New York, or is or was serving at the request of ReliaStar Life Insurance Company of New York as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding. ReliaStar Life Insurance Company of New York may also, to the extent permitted by law, indemnify any other person who is or was serving ReliaStar Life Insurance Company of New York in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified and to what extent any such person may be indemnified. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of ReliaStar Life Insurance Company of New York, pursuant to such provisions of the bylaws or statutes or otherwise, ReliaStar Life Insurance Company of New York has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by ReliaStar Life Insurance Company of New York of expenses incurred or paid by a director or officer or controlling person of ReliaStar Life Insurance Company of New York in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of ReliaStar Life Insurance Company of New York in connection with the securities being registered, ReliaStar Life Insurance Company of New York will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of New York, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has a controlling interest of 50% or more. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section XIII of the ING America Equities, Inc. Distribution Agreement provides that ING America Equities, Inc. will indemnify and hold harmless certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was an officer, director or employee of ING America Equities, Inc., as long as he acted in good faith on behalf of ING America Equities and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct.

Item 30	Principal Underwriters
(a)

Other Activity. ING America Equities, Inc., the principal underwriter for the policies, is also the principal underwriter for policies issued by ReliaStar Life Insurance Company, Security Life of Denver Insurance Company, Southland Life Insurance Company.

(b)	Management of ING America Equities, Inc.
Name and Principal Business Address	Positions and Offices with Underwriter
David P. Wilken, 20 Washington Avenue South, Minneapolis, MN 55401	Director, President and Chief Executive Officer
Daniel P. Mulheran, Sr., 20 Washington Avenue South, Minneapolis, MN 55401	Director
Mark A. Smith, 2001 21st Avenue N.W., Minot, ND 58703	Director and Vice President
Anita F. Woods, 5780 Powers Ferry Road, Atlanta, GA 80203	Chief Financial Officer
Beth G. Shanker, 1290 Broadway, Denver, CO 80203	Chief Compliance Officer
Pamela S. Anson, 2001 21st Avenue N.W., Minot, ND 58703	Vice President
Nathan E. Eshelman, 1290 Broadway, Denver, CO 80203	Vice President
Frederick C. Litow, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President
David S. Pendergrass, 5780 Powers Ferry Road, Atlanta, GA 80203	Vice President and Treasurer
Deborah C. Hancock, 1290 Broadway, Denver, CO 80203	Assistant Vice President
Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401	Secretary
Eric G. Banta, 1290 Broadway, Denver, CO 80203	Assistant Secretary
(c)	Compensation From the Registrant.
(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	2002 Net Underwriting Discounts and Commissions	Compensation on Events Occasioning the Deduction of a Deferred Sales Load	Brokerage Commissions	Other Compensation*
ING America Equities, Inc.				$782,199
*	Includes payments to agent/registered representatives, brokers/dealers and regional managers/brokerage general agents and payments to Washington Square Securities, Inc. as a distribution allowance.
Item 31	Location of Accounts and Records

Accounts and records are maintained by ReliaStar Life Insurance Company of New York at 1000 Woodbury Road, Woodbury, NY 11797 and by ING Americas Finance Shared Services, an affiliate, at 5780 Powers Ferry Road, NW, Atlanta, GA 30327.

Item 32	Management Services
None.
Item 33	Fee Representations

ReliaStar Life Insurance Company of New York represents that the fees and charges deducted under the variable life insurance policy described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York under the policies. ReliaStar Life Insurance Company of New York bases this representation on its assessment of such factors such as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company of New York to earn a profit and the range of such fees and charges within the insurance industry.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ReliaStar Life Insurance Company of New York Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to this Registration Statement on Form N-6 (File No. 333-47527) to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 28th day of September, 2004.

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

By: RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:	James R. Gelder*
James R. Gelder President and Chief Executive Officer (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 8 has been signed below by the following persons in the capacities indicated and on the date indicated.
Signature	Title	Date

James R. Gelder*	Director, President and Chief Executive Officer
James R. Gelder	(principal executive officer)

Brian D. Comer*	Director
Brian D. Comer

R. Michael. Conley*	Director
R. Michael Conley

Keith Gubbay*	Director	September
Keith Gubbay		28, 2004

Ulric S. Haynes, Jr.*	Director
Ulric S. Haynes, Jr.

Audrey R. Kavanagh*	Director
Audrey R. Kavanagh

James Lille*	Director
James Lille

Gregory McGreevey*	Director
Gregory McGreevey

Stephen J. Preston*	Director
Stephen J. Preston

Mark A. Tullis*	Director
Mark A. Tullis

Charles B. Updike*	Director
Charles B. Updike

Ross M. Weale*	Director
Ross M. Weale

David Wheat*	Director, Sr. Vice President and Chief Financial Officer
David Wheat	(principal financial officer)

Roger W. Fisher*	Vice President and Chief Accounting Officer
Roger W. Fisher	(principal accounting officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie *Attorney-in-Fact

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT I
Exhibit Index

Exhibit No.	Exhibit

26-(n)	Consent of Independent Registered Public Accounting Firm